Pensions and other postretirement benefits (Weighted-average Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pensions
To determine projected benefit obligation
Discount rate		4.88%	4.65%	4.64%
Rate of compensation increase		2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost		4.80%	4.62%	5.25%
Rate to determine interest cost		4.30%	4.61%	5.21%
Rate of compensation increase		2.75%	2.75%	2.75%
Expected return on plan assets		7.10%	7.30%	7.60%
Expected return on plan asset assumption to be used in future year (in hundredths)		7.10%
Pensions | Forecast
To determine net periodic benefit cost (income)
Expected return on plan asset assumption to be used in future year (in hundredths)	7.10%
Pensions | Change In Methodology Of Net Periodic Pension Cost (Income)
To determine net periodic benefit cost (income)
Period in years over which realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized based on the companies election to use market related value		5 years
Corridor percentage		10.00%
Pensions | Maximum | Change In Methodology Of Net Periodic Pension Cost (Income)
To determine net periodic benefit cost (income)
Market-related value, as a percentage		110.00%
Pensions | Minimum | Change In Methodology Of Net Periodic Pension Cost (Income)
To determine net periodic benefit cost (income)
Market-related value, as a percentage		90.00%
Other postretirement benefits
To determine projected benefit obligation
Discount rate		4.95%	4.85%	4.71%
Rate of compensation increase		2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost		5.03%	4.73%	5.17%
Rate to determine interest cost		4.52%	4.68%	5.23%
Rate of compensation increase		2.75%	2.75%	2.75%